Income Tax	9 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Income Tax
Note 21. - Income Tax
The effective tax rate for the periods presented has been established based on management’s best estimates, taking into account the tax treatment of permanent differences and tax credits.
For the nine-month period ended September 30, 2024, income tax amounted to a $28,919 thousand expense with respect to a profit before income tax of $68,077 thousand. In the nine-month period ended September 30, 2023, income tax amounted to a $11,587 thousand expense with respect to a profit before income tax of $60,483 thousand.

The effective tax rate differs from the nominal tax rate mainly due to:
-	permanent tax differences and unrecognized net operating loss carryforwards (“NOLs”) in some jurisdictions.
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the recognition of existing NOLs in the UK, which accounts for a $13.7 million deferred tax income in the nine-month period ended September 30, 2024 further to the acquisition of UK Wind 1 and UK Wind 2 (Note 1), as the Company considers probable to utilize these NOLs against future taxable profits to be generated by these assets in the upcoming years.